Related Party Transactions	11 Months Ended
Jun. 06, 2011
Related Party Transactions

Note 9	Related Party Transactions

A company controlled by management of the Company provides consulting services to the Company. During the six months year-to-date period ended June 30, 2011, the Company incurred $21,000 ($21,000 for the same period in 2010) in consulting fees and $903 ($903 for the same period in 2010) in expense reimbursements. During the three months First Fiscal Quarter period ended March 31, 2011, the Company incurred $10,500 ($10,500 for same period in 2010) in consulting fees and $451 ($451 for same period in) in expense reimbursements. Included in the Account Payable accounts is $138,718 representing outstanding fees and reimbursements.

A company controlled by management of the Company formerly provided consulting services and incurred expense reimbursements. Included in the Accounts Payable account is $71,914 representing outstanding fees and reimbursements.

A company controlled by management of the Company provides accounting and administrative services to the Company. During the six months year-to-date period ended June 30, 2011 the Company incurred $15,000 ($14,500 for the same period in 2010) for such accounting and administrative services, and $4366 ($4,112 for the same period in 2010) in expense reimbursements. During the three months First Fiscal Quarter period ended March 31, 2011, the Company incurred $6,000 ($6,000 for same period in 2010) for such accounting and administrative services, and $2,167 ($2,036 for same period in 2010) in expense reimbursements. Included in the Account Payable accounts is $131,610 representing outstanding fees and reimbursements.